Summary of Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Summary of Material Accounting Policies [Line Items]
Loss after income tax	$ 228,243,769	$ (51,871,823)
Cash flows from used in operating activities	(29,670,388)	(14,497,151)	$ (15,122,354)
Working capital deficit	79,626,549	(15,557,835)
Cash on hand	$ 102,476,578	$ 7,297,328